Shareholders' equity - Ordinary shares purchased on market (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based payments
Number of treasury shares purchased, excluding RSP	93,052
Number of treasury shares sold	(2,715,836)
Net number of ordinary shares purchased/(sold) on market	786,686
Treasury shares purchased - average price	$ 28.97
Treasury shares sold - average price	28.10
Tax benefit on purchase of ordinary shares on market	$ 220,000
Employee Share Plan (ESP)
Share-based payments
Number of ordinary shares purchased on market	854,267
Average share price, ordinary shares	$ 31.86
Restricted Share Plan (RSP)
Share-based payments
Number of ordinary shares purchased on market	2,291,897
Average share price, ordinary shares	$ 31.32
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	156,691
Average share price, ordinary shares	$ 31.49
Westpac Performance Plan (WPP) | Share options
Share-based payments
Number of ordinary shares purchased on market	0
Average exercise price, options		$ 23.98
Westpac Long Term Incentive Plan (LTIP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	2,929
Average share price, ordinary shares	$ 28.42
Westpac Long Term Incentive Plan (LTIP) | Share options
Share-based payments
Number of ordinary shares purchased on market	103,686
Average share price, ordinary shares	$ 28.80
Average exercise price, options	$ 24.23	$ 28.54